Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and the financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
2022 Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO (Eric Starkloff)[1]	Compensation Actually Paid to PEO (Eric Starkloff)[2]	Summary Compensation Table Total for Former PEO (Alexander Davern)[3]	Compensation Actually Paid to Former PEO (Alexander Davern)[4]	Average Summary Compensation Table Total for Non-PEO NEOs[5]	Average Compensation Actually Paid to Non-PEO NEOs[6]	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Non-GAAP Revenue Growth (%)[10]
							Total Shareholder Return[7]	Peer Group Total Shareholder Return[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	$8,398,504	$5,219,573	—	—	$2,765,286	$1,846,979	$87	$80	$139.6	11.0%
2021	$8,190,385	$5,028,215	—	—	$2,919,793	$2,434,470	$102	$115	$89.3	13.4%
2020	$11,465,634	$11,818,530	$461,768	$(4,713,424)	$1,843,737	$1,839,488	$107	$120	$143.7	-6.0%
[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Starkloff (our President and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Starkloff, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Starkloff during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Starkloff’s total compensation as reported in the Summary Compensation Table for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Eric Starkloff)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO (Eric Starkloff)
2022	$8,398,504	($7,266,432)	$4,087,501	$5,219,573
2021	$8,190,385	($6,659,514)	$3,497,344	$5,028,215
2020	$11,465,634	($10,414,680)	$10,767,576	$11,818,530
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$6,816,189	$(1,488,915)	$—	$(889,312)	$(350,460)	$—	$4,087,501
2021	$5,883,499	$(1,884,822)	$—	$(196,363)	$(304,970)	$—	$3,497,344
2020	$10,639,879	$327,527	$—	$(199,830)	$—	$—	$10,767,576
[3]
Mr. Davern ceased to be our CEO, effective January 31, 2020, and continued to serve on our Board. The dollar amount reported in column (d) is the amount of total compensation reported for Mr. Davern for 2020 in the “Total” column of the 2020 Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table” in our proxy statement for our 2021 Annual Meeting of Stockholders. As Mr. Davern was not a Named Executive Officer for 2021 and 2022, we did not provide compensation information for such years.

[4]
The dollar amount reported in column (e) represents the amount of “compensation actually paid” to Mr. Davern in 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Davern during 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Davern’s total compensation as reported in the Summary Compensation Table compensation for 2020 to determine the compensation actually paid in 2020:

Year	Reported Summary Compensation Table Total for Former PEO (Alexander Davern)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Former PEO (Alexander Davern)
2020	$461,768	($131,252)	$(5,043,940)	$(4,713,424)
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2020.
(b)
The equity award adjustments for 2020 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2020 that are outstanding and unvested as of December 31, 2020; (ii) the amount of change as of December 31, 2020 (from the end of December 31, 2019) in fair value of any awards granted in prior years that are outstanding and unvested as of December 31, 2020; (iii) for awards that are granted and vest in 2020, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2020, the amount equal to the change as of the vesting date (from the end of the December 31, 2019) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2020, a deduction for the amount equal to the fair value at the end of December 31, 2019; and (vi) the dollar value of any dividends or other earnings paid on stock awards in 2020 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2020. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	$156,251	$—	$—	$(499,909)	$(4,700,282)	$—	$(5,043,940)
[5]
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Starkloff who has served as our President and CEO since February 2020 and Mr. Davern who served as our CEO through January 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Starkloff and Mr. Davern, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Karen Rapp, Jason Green, Scott Rust and Ritu Favre and (ii) for 2020, Karen Rapp, Jason Green, Scott Rust and Carla Pineyro Sublett.

[6]
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Starkloff and Mr. Davern), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Starkloff and Mr. Davern) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation as reported in the Summary Compensation Table compensation for the NEOs as a group (excluding Mr. Starkloff and Mr. Davern) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,765,286	$(1,772,455)	$854,148	$1,846,979
2021	$2,919,793	$(2,053,900)	$1,568,578	$2,434,470
2020	$1,843,737	$(1,182,923)	$1,178,674	$1,839,488
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,619,185	$ (272,630)	$—	$(280,159)	$(212,248)	$—	$854,148
2021	$1,893,716	$(171,934)	$—	$(54,649)	$(98,555)	$—	$1,568,578
2020	$1,158,516	$70,246	$—	(50,088)	$—	$—	$1,178,674
[7]
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[8]	The peer group used for this purpose is the following published industry index: Russell 2000 Index.
[9]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[10]
Non-GAAP organic revenue growth (“Revenue Growth”) is defined as GAAP revenue (excluding (i) any acquisitions by the Company other than N H Research, LLC or (ii) any dispositions by the Company). While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Revenue Growth is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name			Revenue Growth
Named Executive Officers, Footnote [Text Block]
[5]
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Starkloff who has served as our President and CEO since February 2020 and Mr. Davern who served as our CEO through January 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Starkloff and Mr. Davern, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Karen Rapp, Jason Green, Scott Rust and Ritu Favre and (ii) for 2020, Karen Rapp, Jason Green, Scott Rust and Carla Pineyro Sublett.

Peer Group Issuers, Footnote [Text Block]
[8]	The peer group used for this purpose is the following published industry index: Russell 2000 Index.

Adjustment To PEO Compensation, Footnote [Text Block]
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Starkloff, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Starkloff during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Starkloff’s total compensation as reported in the Summary Compensation Table for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Eric Starkloff)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO (Eric Starkloff)
2022	$8,398,504	($7,266,432)	$4,087,501	$5,219,573
2021	$8,190,385	($6,659,514)	$3,497,344	$5,028,215
2020	$11,465,634	($10,414,680)	$10,767,576	$11,818,530
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$6,816,189	$(1,488,915)	$—	$(889,312)	$(350,460)	$—	$4,087,501
2021	$5,883,499	$(1,884,822)	$—	$(196,363)	$(304,970)	$—	$3,497,344
2020	$10,639,879	$327,527	$—	$(199,830)	$—	$—	$10,767,576
[3]
Mr. Davern ceased to be our CEO, effective January 31, 2020, and continued to serve on our Board. The dollar amount reported in column (d) is the amount of total compensation reported for Mr. Davern for 2020 in the “Total” column of the 2020 Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table” in our proxy statement for our 2021 Annual Meeting of Stockholders. As Mr. Davern was not a Named Executive Officer for 2021 and 2022, we did not provide compensation information for such years.

[4]
The dollar amount reported in column (e) represents the amount of “compensation actually paid” to Mr. Davern in 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Davern during 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Davern’s total compensation as reported in the Summary Compensation Table compensation for 2020 to determine the compensation actually paid in 2020:

Year	Reported Summary Compensation Table Total for Former PEO (Alexander Davern)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Former PEO (Alexander Davern)
2020	$461,768	($131,252)	$(5,043,940)	$(4,713,424)
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2020.
(b)
The equity award adjustments for 2020 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2020 that are outstanding and unvested as of December 31, 2020; (ii) the amount of change as of December 31, 2020 (from the end of December 31, 2019) in fair value of any awards granted in prior years that are outstanding and unvested as of December 31, 2020; (iii) for awards that are granted and vest in 2020, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2020, the amount equal to the change as of the vesting date (from the end of the December 31, 2019) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2020, a deduction for the amount equal to the fair value at the end of December 31, 2019; and (vi) the dollar value of any dividends or other earnings paid on stock awards in 2020 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2020. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	$156,251	$—	$—	$(499,909)	$(4,700,282)	$—	$(5,043,940)

Non-PEO NEO Average Total Compensation Amount			$ 2,765,286	$ 2,919,793	$ 1,843,737
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,846,979	2,434,470	1,839,488
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[6]
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Starkloff and Mr. Davern), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Starkloff and Mr. Davern) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation as reported in the Summary Compensation Table compensation for the NEOs as a group (excluding Mr. Starkloff and Mr. Davern) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,765,286	$(1,772,455)	$854,148	$1,846,979
2021	$2,919,793	$(2,053,900)	$1,568,578	$2,434,470
2020	$1,843,737	$(1,182,923)	$1,178,674	$1,839,488
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,619,185	$ (272,630)	$—	$(280,159)	$(212,248)	$—	$854,148
2021	$1,893,716	$(171,934)	$—	$(54,649)	$(98,555)	$—	$1,568,578
2020	$1,158,516	$70,246	$—	(50,088)	$—	$—	$1,178,674

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable “pay-for-performance” philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance Table.
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to our principal executive officer (or, in 2020, paid to both Mr. Starkloff and Mr. Davern) and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Starkloff and Mr. Davern) is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Ms. Starkloff and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” in 2022, the Company targeted that approximately 78% of the value of the total compensation awarded to our President and CEO and 60% of the value of the total compensation awarded to our other NEOs was to be comprised of equity awards, including RSUs and PRSUs.

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable “pay-for-performance” philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance Table.
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to our principal executive officer (or, in 2020, paid to both Mr. Starkloff and Mr. Davern) and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Starkloff and Mr. Davern) is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Revenue Growth. As discussed earlier, EIP payout to NEOs is determined based on the attainment of key corporate financial and operational objectives, including Revenue Growth. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company targets that approximately 22% of the value of total compensation awarded to our principal executive officer consists of amounts determined under the Company short-term incentive compensation program and approximately 40% of the average value of total compensation awarded to our other NEOs consists of amounts determined under the Company short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable “pay-for-performance” philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance Table.
Compensation Actually Paid and Revenue Growth
As demonstrated by the following graph, the amount of compensation actually paid to our principal executive officer (or, in 2020, paid to both Mr. Starkloff and Mr. Davern) and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Starkloff and Mr. Davern) is generally aligned with the Company’s Revenue Growth over the three years presented in the table. As described above, Revenue Growth is defined as non-GAAP organic revenue growth (excluding any acquisitions or dispositions by the Company). While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Revenue Growth is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Revenue Growth when determining the EIP payout to our NEOs. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” in 2022, the Company targets that approximately 22% of the value of total compensation awarded to our principal executive officer consists of amounts determined under the Company short-term incentive compensation program and approximately 40% of the average value of total compensation awarded to our other NEOs consists of amounts determined under the Company short-term incentive compensation program. Additionally, in 2022, the Company targeted that approximately 78% of the value of the total compensation awarded to our President and CEO and 60% of the value of the total compensation awarded to our other NEOs was to be comprised of equity awards, including RSUs and PRSUs.

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable “pay-for-performance” philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance Table.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was -13%, while the cumulative TSR of the peer group presented for this purpose, the Russell 2000, was -21% over the three years presented in the table. The Company’s cumulative TSR remained relatively steady compared to the Russell 2000 during the three years presented in the table, including in fiscal 2022 despite a challenging geopolitical and macroeconomic environment, including global supply chain disruptions, inflationary pressure and ongoing impacts from the COVID-19 pandemic, representing the Company’s resilient performance as compared to the companies comprising the Russell 2000 peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining executive compensation, please see the section entitled “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The performance measures that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Revenue Growth
•	Non-GAAP operating margin levels based on organic results (“Operating Margin”)
•	Recurring billed value of all termed software subscription license agreements and perpetual maintenance agreements normalized to a one-year period (“Software Annual Recurring Revenue”).

Total Shareholder Return Amount			$ 87	102	107
Peer Group Total Shareholder Return Amount			80	115	120
Net Income (Loss)			$ 139,600,000	$ 89,300,000	$ 143,700,000
Company Selected Measure Amount			0.11	0.134	(0.06)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue Growth
Non-GAAP Measure Description [Text Block]
[10]
Non-GAAP organic revenue growth (“Revenue Growth”) is defined as GAAP revenue (excluding (i) any acquisitions by the Company other than N H Research, LLC or (ii) any dispositions by the Company). While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Revenue Growth is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP operating margin levels based on organic results
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Recurring billed value of all termed software subscription license agreements and perpetual maintenance agreements normalized to a one-year period
Eric Starkloff [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 8,398,504	$ 8,190,385	$ 11,465,634
PEO Actually Paid Compensation Amount			$ 5,219,573	$ 5,028,215	11,818,530
PEO Name		Eric Starkloff	Eric Starkloff	Eric Starkloff
Alexander Davern [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	$ 0	461,768
PEO Actually Paid Compensation Amount			0	0	(4,713,424)
PEO Name	Alexander Davern
PEO [Member] | Eric Starkloff [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,266,432)	(6,659,514)	(10,414,680)
PEO [Member] | Eric Starkloff [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,087,501	3,497,344	10,767,576
PEO [Member] | Eric Starkloff [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,816,189	5,883,499	10,639,879
PEO [Member] | Eric Starkloff [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,488,915)	(1,884,822)	327,527
PEO [Member] | Eric Starkloff [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Eric Starkloff [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(889,312)	(196,363)	(199,830)
PEO [Member] | Eric Starkloff [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(350,460)	(304,970)	0
PEO [Member] | Eric Starkloff [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Alexander Davern [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(131,252)
PEO [Member] | Alexander Davern [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(5,043,940)
PEO [Member] | Alexander Davern [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					156,251
PEO [Member] | Alexander Davern [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Alexander Davern [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Alexander Davern [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(499,909)
PEO [Member] | Alexander Davern [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,700,282)
PEO [Member] | Alexander Davern [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,772,455)	(2,053,900)	(1,182,923)
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			854,148	1,568,578	1,178,674
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,619,185	1,893,716	1,158,516
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(272,630)	(171,934)	70,246
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(280,159)	(54,649)	(50,088)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(212,248)	(98,555)	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0